Summary of Significant Accounting Policies and Practices (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 03, 2020	May 18, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 02, 2022
Summary of Significant Accounting Policies and Practices [Line Items]
Agreement term			20 years
Ordinary share par value (in Dollars per share)		$ 0.193
Purchase price			$ 9,700,000
Outstanding stock percentage			100.00%
Outstanding stock valued			$ 9,700,000
Stock exchanged shares (in Shares)			72,636,230
Market price per share (in Dollars per share)			$ 0.133
Total loss		$ 5,700,000
Cash consideration	$ 3,500,000
Total gain	$ 63,000.000
Total loss							$ 800,000
Purchase price			$ 17,000,000
Accumulated other comprehensive income (loss)			$ 23,618,746,000		$ 28,510,734,000
Foreign currency translation adjustments			The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2023, 2022 were translated at 7.0999, 6.8972 RMB, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2023, 2022 and 2021 were 7.0809 RMB, 6.7290 RMB and 6.4512 RMB to $1.00, respectively.
Goodwill						$ 71,977,000
Impairment of long-lived assets			$ 4.5	$ 22.2
Digital assets			21,396,100,000	6,406,078
Impairment loss			$ 1,035,334,000	$ 8,424,858
Asset, description			As of December 31, 2023, 675.65 units of bitcoin held as digital currencies is about $17,871,099 fair value and 2,949.79 units of ethereum held as digital currencies is approximately $3,525,001 fair value.
Remaining lease term			5 years
Dilutive share (in Shares)					6,728,490,975	3,550,792,426
Class A ordinary shares [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Private placement transactions share (in Shares)		37,985,203
Class B ordinary shares [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Private placement transactions share (in Shares)		3,465,574
Value added tax [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Value added taxes percentage			6.00%
SOS [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage			100.00%
International Holdings Limited [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage			100.00%
Investment Holding Limited [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage			100.00%
SOS Industrial Holding Co [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage			100.00%